Note 7 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 41-0268370 003 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]
7.	Fair Value Measurements

Estimates of fair value for assets and liabilities are based on the framework established in the accounting guidance for fair value measurements. It also applies to all assets and liabilities that are measured, reported and/or disclosed on a fair value basis. The framework defines fair value, provides guidance for measuring fair value and requires certain disclosures. The framework discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost). The framework utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1 – Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 – Unobservable inputs that reflect management’s assumptions, and include situations where there is little, if any, market activity for the asset or liability.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds: Mutual funds consist of investments in various types of funds and are classified as level 1 as they are traded in an active market for which closing prices are readily available.

Common stock: Common stock is classified as level 1 as it is valued at the closing price reported on the active market on which the individual securities are traded.

Common Collective Trust Funds: Common Collective Trust Funds consist of investments that are valued at the net asset value (“NAV”) of units of a bank collective trust. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

The Plan Sponsor is responsible for the determination of fair value. Accordingly, they perform periodic analysis on the prices received from the pricing services used to determine whether the prices are reasonable estimates of fair value. As a result of these reviews, the Plan Sponsor has not historically adjusted the prices obtained from the pricing services. The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflected of future fair values. Furthermore, although the Plan Sponsor believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The tables below present the balances of assets and liabilities measured at fair value on a recurring basis by level within the hierarchy.

As of December 31, 2025
Description	Total	Level 1	Level 2	Level 3
Investments at fair value:
Mutual Funds	$25,222,296	$25,222,296	$-	$-
H.B. Fuller Company Stock	19,944,995	19,944,995	-	-
Total categorized in the fair value hierarchy	45,167,291	$45,167,291	$-	$-
Other investments measured at NAV	507,000,118
Total Investments at fair value	$552,167,409

As of December 31, 2024
Description	Total	Level 1	Level 2	Level 3
Investments at fair value:
Mutual Funds	$80,941,895	$80,941,895	$-	$-
H.B. Fuller Company Stock	25,163,693	25,163,693	-	-
Total categorized in the fair value hierarchy	106,105,588	$106,105,588	$-	$-
Other investments measured at NAV	415,953,532
Total Investments at fair value	$522,059,120

Investments Measured Using NAV per Share Practical Expedient

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period

Boston Trust Walden SMID CAP CIT	$16,849,800	N/A	Daily	Ten days
Blackrock Total Return Bond Fund L	17,200,036	N/A	Daily	Same day
GQG Partners International Equity CIT D	20,045,237	N/A	Daily	Various*
Legal & General S&P 500 DC	136,483,182	N/A	Daily	Same day
Legal & General ACWI EX US DC	21,355,829	N/A	Daily	Same day
State St Real Asset NL CL C	2,781,245	N/A	Daily	Same day
State St Russell small/mid IDX SL CL II	40,851,850	N/A	Daily	Same day
Vanguard Target Retirement Saving Trust IV Fund	24,451,648	N/A	Daily	12 months
Vanguard Target Retire 2020-2070 Trust II Funds	221,819,889	N/A	Daily	Same day
Vanguard Target Retire INCM Trust II Fund	5,161,402	N/A	Daily	Same day

*Five day notification period for trades above $1 million and 15 day notification period for full liquidations.

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period

Legal & General S&P 500 DC	$133,842,262	N/A	Daily	Same day
Legal & General ACWI EX US DC	18,653,465	N/A	Daily	Same day
State St Russell small/mid IDX SL CL II	39,363,078	N/A	Daily	Five days
Vanguard Target Retirement Saving Trust IV Fund	24,486,546	N/A	Daily	12 months
Vanguard Target Retire 2020-2070 Trust II Funds	194,557,835	N/A	Daily	Same day
Vanguard Target Retire INCM Trust II Fund	5,050,346	N/A	Daily	Same day